Cash and cash equivalents: (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents:
Cash and cash held at banks	$ 6,589,294	$ 3,514,293
Short term investments	2,180,768	1,678,335
Total cash and cash equivalents	$ 8,770,062	$ 5,192,628	$ 6,192,679	$ 4,584,507